Calvert
Growth Allocation Fund
December 31, 2025
Schedule of Investments (Unaudited)

Mutual Funds — 100.4%(1)

Security	Shares	Value
Equity Funds — 91.5%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	137,043	$ 3,347,951
Calvert Small-Cap Fund, Class R6	241,565	7,442,606
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	1,033,686	39,042,326
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,471,995	82,313,944
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	1,052,129	78,983,363
Calvert US Large-Cap Value Responsible Index Fund, Class R6	948,512	32,448,596
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	108,543	4,715,129
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	305,683	25,558,204
Calvert Focused Value Fund, Class R6	40,056	488,680
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,342,626	20,783,853
Calvert Emerging Markets Equity Fund, Class R6	436,603	10,020,030
Calvert International Equity Fund, Class R6	1,007,319	27,127,113
Calvert International Opportunities Fund, Class R6	456,602	8,150,343
		$340,422,138
Income Funds — 8.9%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	195,787	$1,699,433
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	942,343	13,946,666
The Calvert Fund:
Calvert Core Bond Fund, Class I	756,040	12,081,520
Calvert High Yield Bond Fund, Class R6	75,070	1,868,496
Calvert Mortgage Access Fund, Class I	370,033	3,681,830
		$33,277,945
Total Mutual Funds (identified cost $280,193,973)		$373,700,083

Short-Term Investments — 0.0%†

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	2,419	$ 2,419
Total Short-Term Investments (identified cost $2,419)		$ 2,419
Total Investments — 100.4% (identified cost $280,196,392)		$373,702,502

Other Assets, Less Liabilities — (0.4)%	$ (1,511,484)
Net Assets — 100.0%	$372,191,018

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.

Calvert
Growth Allocation Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $373,702,502, which represents 100.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$12,609,922	$ 1,319,113	$ —	$ —	$ 17,631	$ 13,946,666	$ 147,599	$ —	942,343
Core Bond Fund, Class I	10,793,125	1,288,669	—	—	(274)	12,081,520	123,087	—	756,040
Emerging Markets Advancement Fund, Class I	19,537,746	631,009	—	—	615,098	20,783,853	631,009	—	1,342,626
Emerging Markets Equity Fund, Class R6	9,360,020	229,952	—	—	430,058	10,020,030	229,951	—	436,603
Equity Fund, Class R6	28,639,705	4,521,277	(3,305,514)	(529,945)	(3,767,319)	25,558,204	109,284	4,411,993	305,683
Floating-Rate Advantage Fund, Class R6	1,684,904	26,167	—	—	(11,638)	1,699,433	26,166	—	195,787
Focused Value Fund, Class R6	22,951,979	1,317,211	(23,888,030)	4,105,516	(3,997,996)	488,680	273,514	1,043,697	40,056
High Yield Bond Fund, Class R6	3,579,969	46,905	(1,757,826)	1,599	(2,151)	1,868,496	46,906	—	75,070
International Equity Fund, Class R6	25,780,065	1,447,305	—	—	(100,257)	27,127,113	336,713	1,110,592	1,007,319
International Opportunities Fund, Class R6	14,324,789	279,560	(6,000,000)	694,056	(1,148,062)	8,150,343	279,560	—	456,602
International Responsible Index Fund, Class R6	36,949,599	1,310,657	—	—	782,070	39,042,326	1,310,657	—	1,033,686
Liquidity Fund, Institutional Class(1)	3,931,786	2,024,479	(5,953,846)	—	—	2,419	17,189	—	2,419
Mortgage Access Fund, Class I	3,615,468	55,465	—	—	10,897	3,681,830	55,465	—	370,033
Small/Mid-Cap Fund, Class I	3,442,624	136,586	—	—	(231,259)	3,347,951	5,527	131,059	137,043
Small-Cap Fund, Class R6	10,233,086	1,157,665	(2,601,774)	(549,064)	(797,307)	7,442,606	41,954	1,115,711	241,565
US Large-Cap Core Responsible Index Fund, Class R6	84,175,217	4,504,324	(4,583,642)	87,570	(1,869,525)	82,313,944	806,833	3,697,492	1,471,995
US Large-Cap Growth Responsible Index Fund, Class R6	36,687,186	43,140,539	—	—	(844,362)	78,983,363	194,472	946,066	1,052,129

Calvert
Growth Allocation Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Value Responsible Index Fund, Class R6	$ 31,264,691	$ 2,754,142	$ —	$ —	$ (1,570,237)	$ 32,448,596	$ 663,082	$ 2,091,060	948,512
US Mid-Cap Core Responsible Index Fund, Class R6	7,329,203	330,976	(2,777,550)	754,154	(921,654)	4,715,129	100,052	230,924	108,543
Total				$4,563,886	$(13,406,287)	$373,702,502	$5,399,020	$14,778,594

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$373,700,083	$ —	$ —	$373,700,083
Short-Term Investments	2,419	—	—	2,419
Total Investments	$373,702,502	$ —	$ —	$373,702,502
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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